Share Capital (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
Schedule of Shares Issued and Outstanding	Shares issued and outstanding
Cost:	Number of shares	Capital
Balance, December 31, 2023	22,459	$51,020,121
Issuance of shares from private placement	77,775	1,396,702
Issuance of shares upon exercise of prefunded warrants	542,109	11,528,116
Cancelled shares	(47,499)	(1,445,188)
Share issuance costs	–	(728,056)
Fair value of RSUs redeemed at $8.22 per share	60,251	1,547,703
Balance, December 31, 2024	655,095	63,319,398
Issuance of shares from private placement	73,143	320,000
Impact on loss of control of Canmart	–	(3)
Balance, June 30, 2025	728,238	$63,639,395

Schedule of Outstanding RSUs	A summary of the Company’s outstanding RSUs as at December 31, 2024 are as follows:
Number of RSUs
Balance, December 31, 2023	–
Granted	60,251
Exercised	(60,251)
Balance, December 31, 2024	–